Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

Note R: Subsequent Events

On January 28, 2014, the Corporation and Texas Industries Inc. (“TXI”) announced that the Boards of Directors of both companies unanimously approved a definitive merger agreement under which the Corporation will acquire all of the outstanding shares of TXI common stock in a tax-free, stock-for-stock transaction. Under the terms of the merger agreement, TXI shareholders will receive 0.700 shares of the Corporation’s common stock for each share of TXI common stock owned at closing. Pursuant to the terms of the proposed business combination with TXI, the Corporation’s dividends will be limited to regular quarterly dividends of $0.40 per share until the earlier of the closing of the proposed business combination with TXI or the termination of the merger agreement, with declaration, record and payment dates consistent with past practice. Additionally, repurchases of the Corporation’s common stock will be prohibited until the earlier of the closing of the proposed business combination with TXI or the termination of the merger agreement. The combination, which is subject to regulatory approvals, is expected to close in the second quarter of 2014.